Cost of Products Sold	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cost of Products Sold [Abstract]
Cost of products sold

NOTE 22 — Cost of products sold

The balance of operating expenses corresponds to the total amount, consisting of the sum of the balances, as detailed.

	For three months ended		Change
	09/30/2025	09/30/2024	$	%
(-) Cost of products sold	—	—	—	0%
(-) Freight	—	—	—	0%
Total	—	—	—	0%
	For nine months ended		Change
	09/30/2025	09/30/2024	$	%
(-) Cost of products sold	—	(47,029)	47,029	-100%
(-) Freight	—	(1,587)	1,587	-100%
Total	—	(48,616)	48,616	-100%

NOTE 22 — Cost of products sold

The balance of operating expenses corresponds to the total amount, consisting of the sum of the balances, as detailed.

	For year ended		Change
	12/31/2024	12/31/2023	$	%
(-) Cost of produtcs sold	(47,029)	(9,615,614)	9,568,585	-100%
(-) Freight	(1,587)	(876,671)	875,084	-100%
(-) Packaging	—	(173,078)	173,078	-100%
(-) With Stock Loss	—	(28,505)	28,505	-100%
(-) Benefit	—	(9,798)	9,798	-100%
(-) Free Sample	—	(41)	41	-100%
Total	(48,616)	(10,703,707)	10,655,091	-100%